SCHEDULE OF OPERATING COSTS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Salary and employee benefit expenses	$ 318,750	$ 195,904
Professional and consulting service fees	429,896	468,971
Marketing and promotional expenses	209,564	104,808
Content license costs	30,000	25,059
Website and facility maintenance expenses	147,345	49,725
Depreciation and amortization	193,662	44,147
Utility and office expenses	251,563	56,779
Business travel and entertainment expenses	71,479	17,522
Others	344,633	40,458
Total operating expenses	$ 1,996,892	$ 1,003,373